[LETTERHEAD OF CADWALADER, WICKERSHAM & TAFT LLP]








August 12, 2005



BY EDGAR
--------

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention:  Filing Desk

Re:   SLC Student Loan Receivables I, Inc.
      Registration Statement on Form S-3
      ----------------------------------

Ladies and Gentlemen:

On behalf of SLC Student Loan Receivables I, Inc., we hereby transmit for filing a Registration Statement on Form S-3 under the Securities Act of 1933, as amended (the "Registration Statement"), in connection with the shelf registration of Student Loan Asset-Backed Securities with a maximum aggregate principal amount of $5,963,865,000. Please note that, although the Registration Statement includes the undertakings prescribed under the provisions of Regulation AB, the Registration Statement is not in compliance with the requirements thereunder.

For your convenience, we are sending by Federal Express, two blackline comparisons of the Registration Statement indicating the changes made since the previous Registration Statement on Form S-3 filed on October 12, 2004 (File No. 333-118089). Please telephone the undersigned at (212) 504-6222 with any questions or comments.



Very truly yours,

/s/ Malcolm P. Wattman

Malcolm P. Wattman





cc: Max Web, Assistant Director, Office of Structured Finance, Transportation and Leisure